Warrants - Additional Information (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 10, 2021
Class of Warrant or Right [Line Items]
Warrants to purchase common shares			56,250
Warrants exercise price	$ 5		$ 16
Underwriter warrants
Class of Warrant or Right [Line Items]
Warrants to purchase common shares	92,500	78,125
Exercise price, percentage on public offering price	125.00%	125.00%
Warrants exercise price		$ 20